                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ___

This Amendment (Check only one.):                           [ ]is a restatement.
                                                            [ ]adds new holdings
                                                               entries.

Institutional Investment Manager Filing this Report:

Name:     Technology Crossover Management IV, L.L.C.
Address:  c/o Technology Crossover Ventures
          528 Ramona Street
          Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla S. Newell
Title:  Attorney-in-Fact
Phone:  650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                    Palo Alto, California   April 18, 2008
[Signature]                                [City, State]           [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

     [ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None

Form 13F Information Table Entry Total:   4

Form 13F Information Table Value Total:  $553,883
                                         (thousands)

                                                                                                                     Voting
                  Title of                 Value      Shares/      Sh/   Put/   Invstmt    Other                   Authority
Name of Issuer     Class       CUSIP      (x$1000)    PrnAmt      Prn    Call   Dscretn   Managers      Sole         Shared    None
---------------   --------   ---------   --------   ----------    ---    ----   -------   --------   ----------    ---------   ----
eLoyalty Corp.    Common     290151109      6,013      746,068     SH            Sole                   746,068         0       0
Netflix, Inc.     Common     64110L106    364,594   10,522,187     SH            Sole                10,522,187         0       0
Nuance
Communications*   Common     67020Y100    136,965    7,867,038*    SH            Sole                 7,867,038*        0       0
Techwell, Inc.    Common     8784D101      46,311    4,272,200     SH            Sole                 4,272,200         0       0
                                         --------
                             TOTAL       $553,883

*    includes 168,460 shares held in escrow.